Stock-Based Compensation (Summary of Stock Option Transactions under Option Plans) (Details) - Stock Options [Member] - $ / shares	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014
Shares
Options outstanding	396,504	348,830
Options granted	41,738	98,004
Options forfeited	(28,479)	(50,330)
Options outstanding	409,763	396,504
Weighted Average Exercise Price
Options outstanding	$ 46.62	$ 59.92
Options granted	3.75	10.16
Options forfeited	23.41	67.60
Options outstanding	$ 43.87	$ 46.62